Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Percentages Of Investments By Major Components At Fair Value

Concentrations of Credit Risk:    Torchmark maintains a diversified investment portfolio with limited concentration in any given issuer. At December 31, 2011, the investment portfolio, at fair value, consisted of the following:

Investment-grade corporate securities	80%
Securities of state and municipal governments	11
Below-investment-grade securities	5
Policy loans, which are secured by the underlying insurance policy values	3
Other fixed maturities, equity securities, mortgages, real estate, other long-term investments, and short-term investments	1

100%

Schedule Of Industry Concentrations Held In The Corporate Portfolio Based On Fair Value

Corporate debt and equity investments are made in a wide range of industries. Below are the ten largest industry concentrations held in the corporate portfolio at December 31, 2011, based on fair value:

Insurance	18%
Electric utilities and services	17%
Banks	12%
Oil and gas extraction	6%
Pipelines	6%
Mining	4%
Transportation	3%
Chemicals	3%
Telecommunications	3%
Diversified financial services	2%